COMMITMENTS AND CONTINGENCIES (Details)			6 Months Ended	12 Months Ended
	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) shares	Jun. 30, 2023 USD ($) item $ / shares	Dec. 31, 2022 USD ($) letter lawsuit $ / shares shares	Dec. 31, 2021 USD ($) shares	Jun. 22, 2022 USD ($)	Oct. 27, 2021	Mar. 03, 2021 item
COMMITMENTS AND CONTINGENCIES
Payment of underwriting fee				$ 0
Aurora Acquisition Corp
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item								3
Deferred fee per unit | $ / shares			$ 0.35	$ 0.35
Number of units sold | shares					24,300,287
Net proceeds	$ 22,542,813	$ 8,505,100		$ 0	$ 8,505,100
Gross proceeds	$ 23,002,870
Underwriting fee (in percentage)	2
Deferred underwriting fee waived				$ 8,505,100		$ 8,505,100
Payment of underwriting fee			$ 0
Percentage of holders under lockup provisions			1.00%	1.00%			1.00%
Lockup period for transfer of shares post merger			6 months	6 months
Number of demand letters received			2	2
Number of lawsuits filed			0	0
Aurora Acquisition Corp | Over-allotment Option
COMMITMENTS AND CONTINGENCIES
Number of units sold | shares	2,300,287	3,300,000		3,300,000
Share price (in dollars per share) | $ / shares	$ 10.00